UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08777

CREDIT SUISSE HIGH YIELD BOND FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

John G. Popp Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2010 to January 31, 2011

Item 1:                   Schedule of Investments

Credit Suisse High Yield Bond Fund

Schedule of Investments

January 31, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (129.5%)
Aerospace & Defense (0.4%)
$550	Hawker Beechcraft Notes Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.25)§	(CCC-, Caa3)	04/01/15	8.500	$405,625
825	Hawker Beechcraft Notes Co., Global Company Guaranteed Notes (Callable 04/01/12 @ $104.88)	(CCC-, Ca)	04/01/17	9.750	484,688
					890,313
Auto Loans (0.3%)
550	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(BB-, Ba2)	12/15/16	8.000	624,589

Auto Parts & Equipment (5.1%)
1,000	Affinia Group Holdings, Inc., Rule 144A, Senior Subordinated Notes (Callable 11/30/11 @ $101.50)‡	(CCC+, B3)	11/30/14	9.000	1,025,000
350	American Axle & Manufacturing Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/14 @ $104.63)‡	(BB-, Ba2)	01/15/17	9.250	399,000
775	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)	(B-, B3)	03/01/17	7.875	811,812
1,200	American Tire Distributors, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/13 @ $107.31)‡	(CCC+, B2)	06/01/17	9.750	1,320,000
875	ArvinMeritor, Inc., Company Guaranteed Notes (Callable 03/15/14 @ $105.31)	(CCC+, Caa1)	03/15/18	10.625	1,001,875
2,150	Euro Lux SCA, Rule 144A, Senior Secured Notes (Callable 12/15/13 @ $106.66)‡	(BB-, Ba3)	12/15/17	8.875	3,168,722
1,975	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/11 @ $101.67)	(CCC, Caa1)	08/15/14	10.000	1,994,750
950	Stoneridge, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $104.75)‡	(B+, B3)	10/15/17	9.500	1,049,750
675	Uncle Acquisition 2010 Corp., Rule 144A, Senior Notes (Callable 02/15/15 @ $104.31)‡	(CCC+, B3)	02/15/19	8.625	707,063
					11,477,972
Banks (0.3%)
634	Ally Financial, Inc., Global Company Guaranteed Notes	(B, B3)	04/01/11	6.000	637,170
119	Ally Financial, Inc., Global Subordinated Notes	(CCC+, B3)	12/31/18	8.000	130,305
					767,475
Beverages (0.9%)
1,850	Beverages & More, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/12 @ $104.81)‡	(B-, Caa1)	10/01/14	9.625	1,937,875

Building & Construction (1.6%)
741	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ $105.50)+‡	(NR, NR)	06/30/15	0.000	413,108
600	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes§	(CCC-, Caa2)	01/15/16	6.250	456,000
1,900	Tutor Perini Corp., Rule 144A, Company Guaranteed Notes (Callable 11/01/14 @ $103.81)‡	(BB-, Ba3)	11/01/18	7.625	1,947,500
1,000	William Lyon Homes, Inc., Company Guaranteed Notes (Callable 04/01/11 @ $101.79)	(CC, Caa3)	04/01/13	10.750	875,000
					3,691,608
Building Materials (4.5%)
1,100	Associated Materials LLC, Rule 144A, Senior Secured Notes (Callable 11/01/13 @ $106.84)‡	(B, B3)	11/01/17	9.125	1,185,250
1,285	CPG International I, Inc., Global Company Guaranteed Notes (Callable 07/01/11 @ $100.00)	(B-, B3)	07/01/13	10.500	1,320,337
500	Dayton Superior Corp., Company Guaranteed Notesø^	(NR, NR)	06/15/09	13.000	0
2,325	Headwaters, Inc., Global Senior Secured Notes (Callable 11/01/12 @ $105.69)	(B+, B2)	11/01/14	11.375	2,604,000
3,000	International Wire Group, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $104.88)‡	(B, B3)	04/15/15	9.750	3,165,000
114	Norcraft Capital Corp., Global Senior Discount Notes	(CCC, Caa1)	09/01/12	9.750	114,855
775	Norcraft Finance Corp., Global Senior Secured Notes (Callable 12/15/12 @ $105.25)	(B-, B2)	12/15/15	10.500	831,188

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Building Materials
$1,000	USG Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/14 @ $104.19)‡	(BB, B2)	10/15/18	8.375	$1,042,500
					10,263,130
Chemicals (7.0%)
800	Cy SCA, Rule 144A, Senior Secured Notes (Callable 07/15/13 @ $107.13)‡	(B+, B2)	07/15/17	9.500	881,000
1,150	Darling International, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/14 @ $104.25)‡	(B, B2)	12/15/18	8.500	1,247,750
1,350	Ferro Corp., Senior Unsecured Notes (Callable 08/15/14 @ $103.94)	(B, B2)	08/15/18	7.875	1,446,187
500	Hexion Nova Scotia Finance ULC, Rule 144A, Secured Notes (Callable 11/15/15 @ $104.50)‡	(CCC+, Caa1)	11/15/20	9.000	535,000
400	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $104.50)‡	(B, B1)	05/15/15	9.000	440,000
1,675	Ineos Group Holdings PLC, Rule 144A, Company Guaranteed Notes (Callable 02/15/11 @ $104.25)‡§	(CCC, Caa2)	02/15/16	8.500	1,716,875
269	Lyondell Chemical Co., Rule 144A, Senior Secured Notes (Callable 05/01/13 @ $106.00)‡	(BB, Ba2)	11/01/17	8.000	300,944
701	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $106.25)	(CCC, B2)	06/15/14	12.500	786,873
2,000	Momentive Performance Materials, Inc., Rule 144A, Secured Notes (Callable 01/15/16 @ $104.88)‡	(CCC, Caa1)	01/15/21	9.000	2,135,000
575	Nalco Finance Holdings, Inc., Global Senior Discount Notes (Callable 02/01/11 @ $101.50)	(B, B1)	02/01/14	9.000	588,656
2,275	Omnova Solutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/14 @ $103.94)‡	(B-, B2)	11/01/18	7.875	2,343,250
1,250	Polymer Group, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/15 @ $103.88)‡	(B, B1)	02/01/19	7.750	1,290,625
1,175	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/11 @ $102.25)‡	(CCC+, Caa2)	08/15/14	9.000	1,042,812
950	TPC Group LLC, Rule 144A, Senior Secured Notes (Callable 10/01/13 @ $106.19)‡	(B+, B1)	10/01/17	8.250	1,012,938
					15,767,910
Computer Hardware (2.2%)
1,225	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	1,246,438
3,750	Spansion LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/13 @ $103.94)‡	(B, NR)	11/15/17	7.875	3,773,437
					5,019,875
Consumer Products (1.6%)
375	Prestige Brands, Inc., Global Company Guaranteed Notes (Callable 04/01/14 @ $104.13)	(B, B3)	04/01/18	8.250	391,875
2,000	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/14 @ $104.13)‡	(B, B3)	04/01/18	8.250	2,090,000
1,100	Spectrum Brands Holdings, Inc., Rule 144A, Secured Notes (Callable 06/15/14 @ $104.75)‡	(B, B2)	06/15/18	9.500	1,212,750
					3,694,625
Consumer/Commercial/Lease Financing (4.5%)
600	AWAS Aviation Capital, Ltd., Rule 144A, Senior Secured Notes (Callable 10/18/13 @ $103.50)‡	(BBB-, Ba2)	10/15/16	7.000	606,000
159	CIT Group, Inc., Senior Secured Notes (Callable 01/01/12 @ $100.00)	(B+, B3)	05/01/13	7.000	163,065
239	CIT Group, Inc., Senior Secured Notes (Callable 01/01/12 @ $100.00)	(B+, B3)	05/01/14	7.000	244,000
839	CIT Group, Inc., Senior Secured Notes (Callable 01/01/12 @ $100.00)	(B+, B3)	05/01/15	7.000	852,555
398	CIT Group, Inc., Senior Secured Notes (Callable 01/01/12 @ $100.00)	(B+, B3)	05/01/16	7.000	403,183
557	CIT Group, Inc., Senior Secured Notes (Callable 01/01/12 @ $100.00)	(B+, B3)	05/01/17	7.000	563,760
1,500	FCC Holdings, Inc., Rule 144A, Notes (Callable 12/15/12 @ $106.00)‡	(B-, B3)	12/15/15	12.000	1,515,000
1,300	International Lease Finance Corp., Rule 144A, Senior Unsecured Notes‡	(BB+, B1)	09/15/15	8.625	1,452,750
675	International Lease Finance Corp., Rule 144A, Senior Unsecured Notes‡	(BB+, B1)	03/15/17	8.750	757,687

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Consumer/Commercial/Lease Financing
$1,250	iPayment, Inc., Global Company Guaranteed Notes (Callable 05/15/11 @ $102.44)	(CCC, Caa1)	05/15/14	9.750	$1,221,875
2,300	Provident Funding Associates, Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $105.13)‡	(B+, Ba3)	04/15/17	10.250	2,472,500
					10,252,375
Department Stores (0.3%)
600	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/11 @ $103.46)	(CCC+, Caa2)	10/15/15	10.375	637,500

Diversified Capital Goods (2.6%)
450	Belden, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.50)	(B+, Ba2)	03/15/17	7.000	459,000
625	Belden, Inc., Global Notes (Callable 06/15/14 @ $104.63)	(B+, Ba2)	06/15/19	9.250	695,313
800	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 02/15/14 @ $104.50)	(B, B3)	02/15/18	9.000	832,000
950	Leucadia National Corp., Global Senior Unsecured Notes (Callable 03/15/12 @ $103.56)	(BB+, B1)	03/15/17	7.125	992,750
950	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.69)	(CCC+, B3)	06/01/17	7.375	927,437
800	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ $104.38)	(B+, B1)	09/01/20	8.750	892,000
425	Sensus USA Systems, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $100.00)	(B-, B3)	12/15/13	8.625	433,500
600	Trimas Corp., Global Senior Secured Notes (Callable 12/15/13 @ $104.88)	(B-, NR)	12/15/17	9.750	664,500
					5,896,500
Electric - Generation (5.3%)
1,050	Calpine Corp., Rule 144A, Senior Secured Notes (Callable 07/31/15 @ $103.94)‡	(B+, B1)	07/31/20	7.875	1,105,125
1,275	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B-, Caa2)	05/01/16	8.375	1,013,625
1,475	Edison Mission Energy, Global Senior Unsecured Notes	(B-, B3)	05/15/17	7.000	1,216,875
675	Edison Mission Energy, Global Senior Unsecured Notes	(B-, B3)	05/15/19	7.200	545,063
1,175	Mirant Americas Generation LLC, Senior Unsecured Notes	(BB-, B3)	10/01/21	8.500	1,245,500
447	Mirant Mid Atlantic Trust, Series B, Global Pass Thru Certificates	(BB-, Ba1)	06/30/17	9.125	489,700
1,325	Northern Tier Finance Corp., Rule 144A, Senior Secured Notes (Callable 12/01/13 @ $107.88)‡	(BB-, B1)	12/01/17	10.500	1,432,656
350	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(BB-, B1)	01/15/17	7.375	364,875
550	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(BB-, B1)	02/01/16	7.375	570,625
625	NRG Energy, Inc., Company Guaranteed Notes (Callable 06/15/14 @ $104.25)	(BB-, B1)	06/15/19	8.500	654,687
775	NRG Energy, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/15 @ $104.13)‡	(BB-, B1)	09/01/20	8.250	799,219
2,975	Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)§	(D, Caa3)	11/01/15	10.250	1,844,500
1,175	Texas Competitive Electric Holdings Co., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(D, Caa3)	11/01/15	10.250	725,562
					12,008,012
Electric - Integrated (0.8%)
550	The AES Corp., Global Senior Unsecured Notes	(BB, B1)	04/15/16	9.750	636,625
1,000	The AES Corp., Global Senior Unsecured Notes	(BB, B1)	10/15/17	8.000	1,087,500
					1,724,125
Electronics (0.9%)
1,075	Freescale Semiconductor, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/14 @ $105.06)‡	(B-, B2)	03/15/18	10.125	1,222,812
774	New Asat, Ltd., Global Company Guaranteed Notesø	(NR, NR)	02/01/11	9.250	774
200	NXP Funding LLC, Rule 144A, Senior Secured Notes (Callable 08/01/14 @ $104.88)‡	(B-, B3)	08/01/18	9.750	227,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Electronics
$50	NXP Funding LLC, Series EXCH, Global Senior Secured Notes (Callable 10/15/11 @ $101.97)	(B-, B3)	10/15/14	7.875	$52,313
575	Sanmina-SCI Corp., Company Guaranteed Notes (Callable 03/01/11 @ $104.06)	(CCC+, B2)	03/01/16	8.125	598,000
					2,101,149
Energy - Exploration & Production (9.5%)
500	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B, B3)	11/01/16	8.250	528,750
1,000	Berry Petroleum Co., Senior Unsecured Notes (Callable 11/01/15 @ $103.38)	(BB-, B2)	11/01/20	6.750	1,022,500
1,000	Carrizo Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/14 @ $104.31)‡	(B-, B3)	10/15/18	8.625	1,055,000
300	Chesapeake Energy Corp., Company Guaranteed Notes	(BB, Ba3)	12/15/18	7.250	321,000
3,250	Comstock Resources, Inc., Company Guaranteed Notes (Callable 10/15/13 @ $104.19)	(B, B2)	10/15/17	8.375	3,355,625
575	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)	(BB, B1)	03/01/16	9.750	652,625
1,000	Energy XXI Gulf Coast, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/14 @ $104.63)‡	(B, Caa1)	12/15/17	9.250	1,067,500
1,050	EXCO Resources, Inc., Company Guaranteed Notes (Callable 09/15/14 @ $103.75)	(B, B3)	09/15/18	7.500	1,055,250
450	Forest Oil Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.63)	(BB-, B1)	06/15/19	7.250	469,125
525	Hilcorp Finance Co., Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50)‡	(BB-, B2)	06/01/16	9.000	556,500
900	Linn Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/15 @ $103.88)‡	(B, B2)	02/01/21	7.750	945,000
1,800	McMoRan Exploration Co., Company Guaranteed Notes (Callable 11/15/11 @ $105.94)	(B, Caa1)	11/15/14	11.875	1,984,500
1,250	Oasis Petroleum, Inc., Rule 144A, Senior Notes (Callable 02/01/15 @ $103.63)‡	(B-, Caa1)	02/01/19	7.250	1,275,000
475	Penn Virginia Corp., Senior Notes (Callable 06/15/13 @ $105.19)	(BB-, B2)	06/15/16	10.375	536,750
950	PetroHawk Energy Corp., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.94)	(B+, B3)	06/01/15	7.875	1,011,750
475	Pioneer Natural Resources Co., Senior Unsecured Notes	(BB+, Ba1)	01/15/20	7.500	528,570
625	Plains Exploration & Production Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB-, B1)	06/15/15	7.750	657,812
225	Stone Energy Corp., Company Guaranteed Notes (Callable 02/01/14 @ $104.31)	(B, Caa1)	02/01/17	8.625	232,875
1,525	Stone Energy Corp., Global Senior Subordinated Notes (Callable 12/15/11 @ $101.13)	(CCC+, Caa2)	12/15/14	6.750	1,505,937
475	Swift Energy Co., Company Guaranteed Notes (Callable 06/01/12 @ $103.56)	(BB-, B3)	06/01/17	7.125	487,469
1,750	W&T Offshore, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/11 @ $104.13)‡	(B+, Caa1)	06/15/14	8.250	1,767,500
450	Whiting Petroleum Corp., Global Company Guaranteed Notes	(BB, Ba3)	02/01/14	7.000	479,250
					21,496,288
Environmental (1.1%)
1,100	Casella Waste Systems, Inc., Global Senior Secured Notes (Callable 07/15/12 @ $105.50)	(BB-, B2)	07/15/14	11.000	1,240,250
600	Covanta Holding Corp., Senior Unsecured Notes (Callable 12/01/15 @ $103.63)	(B, Ba3)	12/01/20	7.250	619,831
550	EnergySolutions LLC, Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ $105.38)‡	(BB-, B3)	08/15/18	10.750	624,250
					2,484,331
Food & Drug Retailers (0.5%)
725	Rite Aid Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $104.69)§	(CCC, Caa3)	12/15/15	9.375	633,469

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Food & Drug Retailers
$475	Rite Aid Corp., Global Senior Secured Notes (Callable 06/12/13 @ $104.88)§	(B+, B3)	06/12/16	9.750	$532,000
					1,165,469
Food - Wholesale (1.8%)
1,650	NBTY, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/14 @ $104.50)‡	(B, B3)	10/01/18	9.000	1,786,125
2,075	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 05/15/13 @ $105.63)‡	(B+, B3)	05/15/15	11.250	2,251,375
					4,037,500
Forestry & Paper (1.8%)
728	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/11 @ $101.19)	(B+, Caa1)	10/15/14	7.125	720,720
500	Smurfit Kappa Acquisitions, Rule 144A, Senior Secured Notes (Callable 11/15/13 @ $103.63)‡	(BB, Ba2)	11/15/17	7.250	724,916
1,000	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/12 @ $101.29)	(B, B2)	04/01/15	7.750	1,022,500
300	Verso Paper, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/15 @ $104.38)‡	(B, B2)	02/01/19	8.750	312,375
1,125	Verso Paper, Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)§	(CCC+, Caa1)	08/01/16	11.375	1,217,812
					3,998,323
Gaming (10.4%)
775	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $102.34)ø‡	(NR, NR)	12/15/14	9.375	251,875
2,000	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/11 @ $100.00)‡	(CCC+, Caa3)	08/01/13	8.000	2,000,000
270	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(B, B3)	11/15/19	7.250	198,450
1,590	Chukchansi Economic Development Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/11 @ $100.00)‡	(B+, B3)	11/15/13	8.000	1,113,000
1,500	Cirsa Funding Luxembourg SA, Rule 144A, Company Guaranteed Notes (Callable 05/15/14 @ $104.38)‡	(NR, NR)	05/15/18	8.750	2,087,346
600	Codere Finance Luxembourg SA, Rule 144A, Senior Secured Notes (Callable 06/15/11 @ $102.75)‡	(B, B2)	06/15/15	8.250	836,995
625	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)ø‡	(NR, NR)	06/15/15	10.250	2,344
1,950	Great Canadian Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/11 @ $103.63)‡	(BB, B2)	02/15/15	7.250	2,003,625
1,700	Greektown Superholdings, Inc., Rule 144A, Senior Secured Notes (Callable 01/01/13 @ $106.50)‡	(NR, NR)	07/01/15	13.000	1,933,750
750	Inn of the Mountain Gods Resort & Casino, Global Company Guaranteed Notesø	(NR, NR)	11/15/10	12.000	423,750
3,025	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/11 @ $102.44)	(B-, Caa1)	06/15/14	9.750	3,040,125
950	Majestic Star Casino Capital Corp., Senior Secured Notesø	(NR, NR)	10/15/10	9.500	527,250
3,000	MTR Gaming Group, Inc., Global Secured Notes (Callable 07/15/11 @ $106.31)	(B, B2)	07/15/14	12.625	3,168,750
600	Peermont Global Proprietary, Ltd., Rule 144A, Senior Secured Notes (Callable 04/30/11 @ $103.88)‡	(B, B3)	04/30/14	7.750	744,452
950	Peninsula Gaming LLC, Global Company Guaranteed Notes (Callable 08/15/13 @ $105.38)	(B, Caa1)	08/15/17	10.750	1,052,125
1,425	Peninsula Gaming LLC, Global Senior Secured Notes (Callable 08/15/12 @ $104.19)	(BB, Ba3)	08/15/15	8.375	1,517,625
670	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/11 @ $102.41)ø	(NR, NR)	12/15/14	9.625	754
2,585	Tunica-Biloxi Gaming Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/11 @ $103.00)‡	(B+, B2)	11/15/15	9.000	2,572,075
					23,474,291
Gas Distribution (3.2%)
400	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	06/01/18	7.250	439,173
2,900	Energy Transfer Equity LP, Company Guaranteed Notes	(BB-, Ba2)	10/15/20	7.500	3,113,875

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Gas Distribution
$1,300	Genesis Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/14 @ $103.94)‡	(B+, B3)	12/15/18	7.875	$1,303,250
425	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, Ba3)	03/01/16	8.250	446,250
275	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 12/15/11 @ $101.15)	(B+, Ba3)	12/15/14	6.875	283,250
625	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 07/01/12 @ $104.13)	(B+, B1)	07/01/16	8.250	671,875
875	Targa Resources Partners Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/16 @ $103.44)‡	(B+, B1)	02/01/21	6.875	877,187
					7,134,860
Health Facilities (3.9%)
545	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/11 @ $104.94)	(B, Caa1)	11/01/15	9.875	591,325
650	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	688,187
500	Hanger Orthopedic Group, Inc., Global Company Guaranteed Notes (Callable 11/15/14 @ $103.56)	(B, NR)	11/15/18	7.125	511,875
2,350	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	2,540,937
725	HCA, Inc., Global Senior Secured Notes (Callable 08/15/14 @ $103.94)	(BB, Ba3)	02/15/20	7.875	796,594
525	Omega Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/12 @ $102.33)	(BB+, Ba2)	01/15/16	7.000	541,406
450	Omega Healthcare Investors, Inc., Rule 144A, Senior Notes (Callable 10/15/15 @ $103.38)‡	(BB+, Ba2)	10/15/22	6.750	446,625
625	Radiation Therapy Services, Inc., Global Company Guaranteed Notes (Callable 04/15/14 @ $104.94)	(CCC+, Caa1)	04/15/17	9.875	634,375
900	Tenet Healthcare Corp., Global Senior Secured Notes (Callable 07/01/14 @ $104.44)	(BB-, B1)	07/01/19	8.875	1,035,000
175	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $100.00)#	(B+, B3)	06/01/15	3.834	165,813
275	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $101.00)	(B+, B3)	06/01/15	8.500	287,719
634	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)	(B-, Caa1)	07/15/15	10.250	670,983
					8,910,839
Health Services (1.8%)
550	PharmaNet Development Group, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ 105.44)‡	(B+, B3)	04/15/17	10.875	585,750
1,000	Quintiles Transnational Corp., Rule 144A, Senior Notes (Callable 12/30/11 @ $102.00)‡	(B, B3)	12/30/14	9.500	1,027,500
400	Service Corp. International, Global Senior Unsecured Notes	(BB-, B1)	10/01/18	7.625	432,000
425	Service Corp. International, Senior Unsecured Notes	(BB-, B1)	11/15/21	8.000	466,438
1,525	Warner Chilcott Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 09/15/14 @ $103.88)‡	(B+, B3)	09/15/18	7.750	1,593,625
					4,105,313
Hotels (0.4%)
725	Felcor Lodging LP, Global Senior Secured Notes§	(NR, B2)	10/01/14	10.000	824,688

lnvestments & Misc. Financial Services (0.3%)
600	SSI Co-Issuer LLC, Global Company Guaranteed Notes (Callable 06/01/14 @ $105.56)	(B-, Caa1)	06/01/18	11.125	672,000

Leisure (0.7%)
400	Magnum Management Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/14 @ $104.56)‡	(B-, B2)	08/01/18	9.125	433,000
1,040	UCDP Finance, Inc., Global Company Guaranteed Notes (Callable 11/15/12 @ $104.44)	(CCC+, B3)	11/15/15	8.875	1,128,400
					1,561,400
Machinery (1.1%)
1,200	Amtrol, Inc.	(NR, NR)	06/05/14	8.250	840,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Machinery
$650	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(A, B3)	02/15/17	8.625	$728,000
525	CPM Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/12 @ $105.31)‡	(B+, B2)	09/01/14	10.625	569,625
250	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)	(B, Caa1)	11/15/17	8.000	260,000
					2,397,625
Media - Broadcast (2.5%)
795	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/11 @ $102.63)	(CCC-, Caa2)	08/15/14	10.500	795,994
200	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ $106.94)	(B, B2)	12/15/17	9.250	222,000
775	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 12/15/12 @ $106.94)	(B, B2)	12/15/17	9.250	862,187
74	CMP Susquehanna Corp., Global Company Guaranteed Notes	(NR, NR)	05/15/14	3.272	51,800
550	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/11 @ $101.44)	(NR, B2)	09/15/14	8.625	565,125
1,650	Mission Broadcasting, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $104.44)‡	(B, B3)	04/15/17	8.875	1,786,125
750	Nexstar Broadcasting, Inc., Global Company Guaranteed Notes (Callable 01/15/12 @ $100.00)	(CCC+, Caa2)	01/15/14	7.000	736,875
700	Sinclair Television Group, Inc., Rule 144A, Senior Notes (Callable 10/15/14 @ $104.19)‡	(B-, B2)	10/15/18	8.375	728,000
1,525	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 01/15/12 @ $100.00)ø^	(NR, NR)	01/15/14	8.750	0
					5,748,106
Media - Cable (6.3%)
1,375	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/12 @ $100.00)	(B-, B3)	01/15/14	9.375	1,405,937
200	Cablevision Systems Corp., Senior Unsecured Notes	(B+, B1)	04/15/18	7.750	213,500
1,150	Cablevision Systems Corp., Senior Unsecured Notes	(B+, B1)	04/15/20	8.000	1,253,500
731	CCH II Capital Corp., Global Senior Notes (Callable 11/30/12 @ $106.75)	(B, B2)	11/30/16	13.500	887,803
1,925	CCO Holdings Capital Corp., Global Company Guaranteed Notes (Callable 04/30/15 @ $104.06)	(B+, B2)	04/30/20	8.125	2,059,750
2,000	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ $106.47)‡	(B-, B3)	11/15/17	8.625	2,102,500
675	CSC Holdings LLC, Global Senior Unsecured Notes	(BB, Ba3)	02/15/19	8.625	777,938
1,500	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	09/01/19	7.875	1,595,625
1,425	Insight Communications Co., Inc., Rule 144A, Senior Notes (Callable 07/15/13 @ $107.03)‡	(B-, B3)	07/15/18	9.375	1,563,937
175	Mediacom Broadband Corp., Global Senior Unsecured Notes (Callable 10/15/11 @ $102.83)	(B-, B3)	10/15/15	8.500	180,250
650	Mediacom Capital Corp., Global Unsecured Notes (Callable 08/15/14 @ $104.56)§	(B-, B3)	08/15/19	9.125	674,375
200	Unitymedia NRW GmbH, Rule 144A, Senior Secured Notes (Callable 12/01/12 @ $108.22)‡	(BB-, B1)	12/01/17	8.125	297,507
150	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 08/15/11 @ $104.56)	(B+, Ba3)	08/15/16	9.125	160,500
1,000	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 10/15/14 @ $104.19)	(B+, Ba3)	10/15/19	8.375	1,112,500
					14,285,622
Media - Diversified (1.3%)
2,225	Block Communications, Inc., Rule 144A, Senior Notes (Callable 12/15/11 @ $102.75)‡	(B, B1)	12/15/15	8.250	2,280,625
600	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88)	(B+, B1)	03/15/16	7.750	625,500
					2,906,125
Media - Services (2.2%)
1,000	ConvaTec Healthcare E SA, Rule 144A, Senior Unsecured Notes (Callable 12/15/14 @ $105.25)‡§	(B, Caa1)	12/15/18	10.500	1,068,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Media - Services
$450	Nielsen Finance Co., Global Company Guaranteed Notes (Callable 05/01/13 @ $105.75)	(B, Caa1)	05/01/16	11.500	$527,062
600	SGS International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $100.00)	(B, B3)	12/15/13	12.000	623,250
2,375	WMG Acquisition Corp., Global Company Guaranteed Notes (Callable 04/15/11 @ $101.23)	(B-, B1)	04/15/14	7.375	2,363,125
400	WMG Acquisition Corp., Global Senior Secured Notes (Callable 06/15/13 @ $104.75)	(BB-, Ba2)	06/15/16	9.500	429,500
					5,011,687
Metals & Mining - Excluding Steel (0.9%)
500	FMG Resources August 2006 Pty, Ltd., Rule 144A, Senior Notes (Callable 11/01/12 @ $105.25)‡	(B, B1)	11/01/15	7.000	518,750
1,589	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes#	(CCC+, B3)	05/15/15	5.193	1,501,427
225	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $102.25)ø	(NR, NR)	12/15/14	9.000	1,125
1,100	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)ø	(NR, NR)	12/15/16	10.000	2,860
					2,024,162
Oil Field Equipment & Services (5.9%)
500	Abengoa Finance SAU, Rule 144A, Company Guaranteed Notes‡	(B+, Ba3)	11/01/17	8.875	490,625
550	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	583,000
475	Cie Generale de Geophysique-Veritas, Global Company Guaranteed Notes (Callable 05/15/11 @ $102.50)	(BB-, Ba3)	05/15/15	7.500	491,625
625	Edgen Murray Corp., Global Senior Secured Notes (Callable 01/15/13 @ $106.13)	(B-, Caa2)	01/15/15	12.250	568,750
2,325	Frac Tech Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/14 @ $103.56)‡	(B+, B2)	11/15/18	7.125	2,386,031
550	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $104.75)‡	(CCC+, B3)	01/15/16	9.500	576,125
300	Hornbeck Offshore Services, Inc., Global Company Guaranteed Notes (Callable 09/01/13 @ $104.00)	(B+, Ba3)	09/01/17	8.000	309,375
350	Hornbeck Offshore Services, Inc., Series B, Global Company Guaranteed Notes (Callable 12/01/11 @ $101.02)	(B+, Ba3)	12/01/14	6.125	348,250
750	Key Energy Services, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.19)	(BB-, B1)	12/01/14	8.375	802,500
200	McJunkin Red Man Corp., Rule 144A, Senior Secured Notes (Callable 12/15/12 @ $107.13)‡	(B-, B3)	12/15/16	9.500	199,250
950	Offshore Group Investments, Ltd., Rule 144A, Senior Secured Notes (Callable 02/01/13 @ $108.63)‡	(B-, B3)	08/01/15	11.500	1,061,625
500	Parker Drilling Co., Global Company Guaranteed Notes (Callable 04/01/14 @ $104.56)	(B+, B1)	04/01/18	9.125	530,000
2,000	Pioneer Drilling Co., Global Company Guaranteed Notes (Callable 03/15/14 @ $104.94)	(B, NR)	03/15/18	9.875	2,172,500
200	Pride International, Inc., Senior Unsecured Notes	(BBB-, Ba1)	06/15/19	8.500	238,000
2,500	Trinidad Drilling, Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/15 @ $103.94)‡	(BB-, B2)	01/15/19	7.875	2,600,000
					13,357,656
Oil Refining & Marketing (2.2%)
203	Coffeyville Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/12 @ $106.75)‡	(BB-, Ba3)	04/01/15	9.000	222,285
2,600	Coffeyville Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/13 @ $108.16)‡	(BB-, B3)	04/01/17	10.875	2,905,500
525	Tesoro Corp., Company Guaranteed Notes (Callable 06/01/14 @ $104.88)	(BB+, Ba1)	06/01/19	9.750	593,250
1,050	Western Refining, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.00)#‡	(NR, B3)	06/15/14	10.750	1,160,250
					4,881,285

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Packaging (6.6%)
$2,425	Ardagh Packaging Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $103.69)‡	(BB-, Ba3)	10/15/17	7.375	$3,407,790
525	Berry Plastics Corp., Global Senior Secured Notes (Callable 11/15/12 @ $104.13)	(B, B1)	11/15/15	8.250	569,625
275	BWAY Holding Co., Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ $105.00)‡	(CCC+, B3)	06/15/18	10.000	301,125
1,000	Crown Americas Capital Corp. III, Rule 144A, Senior Notes (Callable 02/01/16 @ $103.13)‡	(BB-, Ba3)	02/01/21	6.250	1,012,500
1,000	GPC Capital Corp. I, Global Company Guaranteed Notes (Callable 01/01/14 @ $104.13)	(B-, Caa1)	01/01/17	8.250	1,055,000
725	GPC Capital Corp. I, Global Company Guaranteed Notes (Callable 10/15/11 @ $101.65)	(B-, Caa1)	10/15/14	9.875	754,000
1,300	Packaging Dynamics Corp., Rule 144A, Senior Secured Notes (Callable 02/01/13 @ $104.38)‡	(B, B3)	02/01/16	8.750	1,330,875
1,135	Pregis Corp., Global Secured Notes#	(B, B2)	04/15/13	5.998	1,509,402
1,000	Pregis Corp., Global Secured Notes#	(B, B2)	04/15/13	5.998	1,329,869
2,475	Reynolds Group Issuer LLC, Rule 144A, Senior Notes (Callable 10/15/14 @ $104.50)‡	(B-, Caa1)	04/15/19	9.000	2,611,125
700	Reynolds Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $103.88)‡	(BB, Ba3)	10/15/16	7.750	742,000
300	Reynolds Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $103.56)‡	(BB, Ba3)	04/15/19	7.125	311,250
					14,934,561
Pharmaceuticals (0.7%)
1,250	Giant Funding Corp., Rule 144A, Secured Notes (Callable 02/01/14 @ $106.19)‡	(B, B3)	02/01/18	8.250	1,301,563
374	QHP Royalty Sub LLC, Rule 144A, Senior Secured Notes‡	(NR, NR)	03/15/15	10.250	377,952
					1,679,515
Printing & Publishing (2.0%)
950	Cengage Learning Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa2)	01/15/15	10.500	992,750
1,000	Cenveo Corp., Global Senior Subordinated Notes (Callable 12/01/11 @ $100.00)§	(CCC+, Caa2)	12/01/13	7.875	960,000
1,212	Sun Media Corp., Global Company Guaranteed Notes (Callable 02/15/11 @ $100.00)	(BB-, Ba2)	02/15/13	7.625	1,216,545
1,350	The Reader’s Digest Association, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/13 @ $104.00)#‡§	(B, B1)	02/15/17	9.500	1,373,625
					4,542,920
Real Estate Development & Management (0.5%)
1,300	Icahn Enterprises LP, Rule 144A, Senior Unsecured Notes#‡	(NR, NR)	08/15/13	4.000	1,248,000

Real Estate Investment Trusts (1.2%)
2,500	Sabra Capital Corp., Rule 144A, Company Guaranteed Notes (Callable 11/01/14 @ $104.06)‡	(B, B2)	11/01/18	8.125	2,606,250

Restaurants (2.4%)
2,000	CKE Restaurants, Inc., Global Senior Secured Notes (Callable 07/15/14 @ $105.69)§	(B, B2)	07/15/18	11.375	2,260,000
3,100	Real Mex Restaurants, Inc., Global Senior Secured Notes (Callable 07/01/11 @ $102.00)	(B-, B3)	01/01/13	14.000	3,239,500
					5,499,500
Software/Services (3.9%)
2,000	Serena Software, Inc., Global Company Guaranteed Notes (Callable 03/15/11 @ $105.19)	(CCC+, Caa1)	03/15/16	10.375	2,062,500
1,000	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/11 @ $103.42)	(B-, Caa1)	08/15/15	10.250	1,056,250
1,000	SunGard Data Systems, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/13 @ $105.53)‡	(B, Caa1)	11/15/18	7.375	1,025,000
525	Unisys Corp., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $106.38)‡	(BB, Ba1)	10/15/14	12.750	632,625
1,150	Unisys Corp., Senior Unsecured Notes (Callable 01/15/12 @ $106.25)	(B+, B2)	01/15/16	12.500	1,285,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Software/Services
$2,870	Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $104.81)	(CCC+, Caa2)	02/15/15	9.625	$2,719,325
					8,780,825
Specialty Retail (0.6%)
600	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B-, Caa1)	03/15/17	7.625	612,000
325	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $103.88)	(B-, Caa1)	12/15/16	7.750	333,938
460	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(B-, B3)	02/15/15	8.500	483,000
					1,428,938
Steel Producers/Products (0.9%)
800	California Steel Industries, Inc., Global Senior Notes (Callable 03/15/11 @ $101.02)	(BB-, B1)	03/15/14	6.125	792,000
700	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/11 @ $106.00)	(CCC+, Caa1)	11/01/15	12.000	745,500
525	Tube City IMS Corp., Global Company Guaranteed Notes (Callable 02/01/11 @ $104.88)	(B-, Caa1)	02/01/15	9.750	548,625
					2,086,125
Support-Services (3.9%)
800	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/15/11 @ $104.50)‡	(B+, B2)	08/15/16	9.000	854,000
1,500	Brickman Group Holdings, Inc., Rule 144A, Senior Notes (Callable 11/01/13 @ $106.84)‡	(CCC+, B3)	11/01/18	9.125	1,584,375
275	DynCorp International, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/01/14 @ 105.19)‡	(B, B1)	07/01/17	10.375	285,313
1,225	Garda World Security Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ $104.88)‡	(B, B3)	03/15/17	9.750	1,319,937
1,975	Maxim Crane Works LP, Rule 144A, Senior Secured Notes (Callable 04/15/12 @ $109.19)‡	(B, Caa1)	04/15/15	12.250	2,009,562
625	RSC Holdings III LLC, Rule 144A, Senior Unsecured Notes (Callable 02/01/16 @ $104.13)‡	(B-, Caa1)	02/01/21	8.250	642,188
550	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 10/15/13 @ $103.88)	(B+, B1)	10/15/17	7.750	580,250
1,150	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94)§	(CCC, Caa1)	09/01/16	11.875	1,112,625
300	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 06/15/13 @ $105.44)	(B, B2)	06/15/16	10.875	347,250
					8,735,500
Telecom - Integrated/Services (2.1%)
575	Frontier Communications Corp., Global Senior Unsecured Notes	(BB, Ba2)	04/15/20	8.500	651,187
525	Frontier Communications Corp., Senior Unsecured Notes	(BB, Ba2)	10/01/18	8.125	593,906
550	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notesø#‡	(NR, NR)	01/15/15	6.034	4,125
700	HNS Finance Corp., Global Company Guaranteed Notes (Callable 04/15/11 @ $102.38)	(B, B1)	04/15/14	9.500	726,250
25	Intelsat Subsidiary Holding Co., Ltd., Global Company Guaranteed Notes (Callable 01/15/12 @ $101.48)	(B+, B3)	01/15/15	8.875	25,938
950	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/01/14 @ $105.00)	(CCC, Caa1)	02/01/18	10.000	954,750
175	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $100.00)#	(CCC, Caa1)	02/15/15	4.344	157,938
850	Paetec Holding Corp., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)	(CCC+, Caa1)	07/15/15	9.500	894,625
175	Qwest Communications International, Inc., Global Company Guaranteed Notes (Callable 10/01/12 @ $104.00)	(B+, Ba2)	10/01/15	8.000	190,312
450	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(B+, Ba3)	08/01/16	8.625	479,250
					4,678,281

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Telecom - Wireless (2.0%)
$1,200	Brightstar Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ $104.75)‡	(BB-, B1)	12/01/16	9.500	$1,254,000
250	Cricket Communications, Inc., Global Senior Secured Notes (Callable 05/15/12 @ $105.81)	(B+, Ba2)	05/15/16	7.750	264,375
1,050	GeoEye, Inc., Global Senior Secured Notes (Callable 10/01/13 @ $104.81)	(BB-, Ba3)	10/01/15	9.625	1,191,750
300	GeoEye, Inc., Senior Secured Notes (Callable 10/01/13 @ $104.31)	(B-, B3)	10/01/16	8.625	318,750
375	Sprint Nextel Corp., Senior Unsecured Notes	(BB-, Ba3)	12/01/16	6.000	370,313
750	Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $105.88)‡	(B+, B2)	07/15/17	11.750	1,028,722
					4,427,910
Telecommunications Equipment (1.3%)
1,850	Avaya, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $104.88)	(CCC+, Caa2)	11/01/15	9.750	1,924,000
950	CommScope, Inc., Rule 144A, Senior Notes (Callable 01/15/15 @ $104.13)‡	(B, B3)	01/15/19	8.250	990,375
					2,914,375
Textiles & Apparel (0.0%)
75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notesø‡	(NR, NR)	11/15/12	9.875	2,581

Theaters & Entertainment (2.4%)
3,390	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $101.33)	(CCC+, Caa1)	03/01/14	8.000	3,449,325
750	AMC Entertainment, Inc., Global Senior Unsecured Notes (Callable 06/01/14 @ $104.38)	(B-, B1)	06/01/19	8.750	808,125
500	NAI Entertainment Holdings LLC, Rule 144A, Senior Secured Notes (Callable 12/15/13 @ $106.19)‡	(BB, B1)	12/15/17	8.250	535,000
575	Regal Entertainment Group, Company Guaranteed Notes (Callable 08/15/14 @ $104.56)	(B-, B3)	08/15/18	9.125	615,969
					5,408,419
Tobacco (0.8%)
1,850	Vector Group, Ltd., Global Senior Secured Notes (Callable 08/15/11 @ $105.50)	(B+, B1)	08/15/15	11.000	1,921,688

Transportation - Excluding Air/Rail (2.1%)
650	Navios Maritime Finance II US, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/15 @ $104.06)‡	(B+, B3)	02/15/19	8.125	637,000
3,530	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/11 @ $100.00)	(B+, B1)	12/15/13	8.500	3,600,600
525	Teekay Corp., Global Senior Unsecured Notes	(BB, B1)	01/15/20	8.500	568,313
					4,805,913
TOTAL CORPORATE BONDS (Cost $284,687,426)					292,933,904

BANK LOANS (6.4%)
Banks (0.4%)
952	OCWEN Financial Corp.	(NR, NR)	07/31/15	9.000	954,762

Building Materials (0.5%)
1,000	Goodman Global, Inc.	(NR, NR)	10/28/16	9.000	1,007,750

Food - Wholesale (0.9%)
2,000	Great Atlantic & Pacific Tea Co., Inc.	(NR, NR)	06/15/12	8.750	2,026,260

Gaming (0.2%)
474	CCM Merger, Inc.	(NR, NR)	07/21/12	7.250	474,596

Metals & Mining - Excluding Steel (0.9%)
1,995	Global Brass and Copper, Inc.	(NR, NR)	08/13/15	10.250	2,064,578

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Packaging (0.9%)
$2,000	Hilex Poly Co. LLC	(NR, NR)	11/16/15	11.250	$2,000,000

Pharmaceuticals (0.1%)
308	Nycomed Holdings Aps	(NR, NR)	12/29/13	3.250	300,030

Software/Services (0.9%)
2,000	SafeNet, Inc.	(NR, NR)	04/15/12	6.000	1,976,660

Support-Services (1.1%)
2,500	BNY Convergex Group LLC	(NR, NR)	11/29/17	7.000	2,517,500

Telecommunications Equipment (0.5%)
1,058	Avaya, Inc.	(NR, NR)	10/24/14	2.750	1,037,532

TOTAL BANK LOANS (Cost $13,556,009)					14,359,668

Number of Shares

COMMON STOCKS (1.5%)
Banks (0.3%)
13,710	CIT Group, Inc.*	653,830

Building Materials (0.0%)
437	Nortek, Inc.*	16,715

Chemicals (0.0%)
4,893	Huntsman Corp.	85,187

Forestry & Paper (0.7%)
18,237	AbitibiBowater, Inc.*	492,764
29,519	Smurfit-Stone Container Corp.*	1,102,534
		1,595,298
Leisure (0.5%)
17,809	Six Flags Entertainment Corp.*	1,056,786

Printing & Publishing (0.0%)
1,322	SuperMedia, Inc.*§	9,400

TOTAL COMMON STOCKS (Cost $3,709,010)		3,417,216

PREFERRED STOCKS (0.2%)
Banks (0.2%)
473	Ally Financial, Inc., Rule 144A (Callable 12/31/11 @ $1,000)‡	454,553

Media - Broadcast (0.0%)
17,257	CMP Susquehanna Radio Holdings Corp., Rule 144A, Series A*^‡	17

TOTAL PREFERRED STOCKS (Cost $97,183)		454,570

WARRANTS (0.0%)
Building Materials (0.0%)
1,152	Nortek, Inc., strike price $1.00, expires 12/07/14*^	1,152

Media - Broadcast (0.0%)
19,721	CNB Capital Trust I, Rule 144A, strike price $0.00, expires 03/23/19*‡^	20

Printing & Publishing (0.0%)
5,735	The Readers Digest Association, Inc., strike price $0.00, expires 02/19/14*^	0

TOTAL WARRANTS (Cost $1,152)		1,172

Number of Shares		Value

SHORT-TERM INVESTMENTS (6.8%)
10,207,169	State Street Navigator Prime Portfolio, 0.2957% §§	$10,207,169

Par (000)		Maturity	Rate%

$5,295	State Street Bank and Trust Co. Euro Time Deposit	02/01/11	0.010	5,295,000

TOTAL SHORT-TERM INVESTMENTS (Cost $15,502,169)				15,502,169

TOTAL INVESTMENTS AT VALUE (144.4%) (Cost $317,552,949)				326,668,699

LIABILITIES IN EXCESS OF OTHER ASSETS (-44.4%)				(100,513,928)

NET ASSETS (100.0%)				$226,154,771

INVESTMENT ABBREVIATION

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, these securities amounted to a value of $134,744,246 or 59.6% of net assets.

^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
#	Variable rate obligations — The interest rate is the rate as of January 31, 2011.
+	Step Bond — The interest rate is as of January 31, 2011 and will reset at a future date.
ø	Bond is currently in default.
*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized seven-day yield at January 31, 2011.

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value	Unrealized Depreciation

Open Forward Foreign Currency Contract
USD	14,309,957	EUR	10,755,000	04/14/11	Morgan Stanley	$(14,309,957)	$(14,731,883)	$(421,926)

Currency Abbreviations:

EUR = Euro Currency

USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. At January 31, 2011, the Fund held less than 0.01% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Trustees with an aggregate cost of $1,837,586 and fair value of $1,189. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$292,933,904	$—	$292,933,904
Bank Loans	—	14,359,668	—	14,359,668
Common Stocks	3,417,216	—	—	3,417,216
Preferred Stocks	454,553	—	17	454,570
Warrants	—	—	1,172	1,172
Short-Term Investments	10,207,169	5,295,000	—	15,502,169
Other Financial Instruments *
Forward Foreign Currency Contract	—	(421,926)	—	(421,926)
	$14,078,938	$312,166,646	$1,189	$326,246,773

* Other financial instruments include futures, forwards and swap contracts.

As of January 31, 2011, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to less than 0.01% of net assets.

Effective January 1, 2010, the Fund adopted FASB amendments to authoritative guidance which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the quarter ended January 31, 2011, there were no significant transfers in and out of Level 1 and Level 2.

Federal Income Tax Cost — At January 31, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $317,552,949, $20,857,799, $(11,742,049) and $9,115,750, respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	March 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	March 18, 2011

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 18, 2011